Merger	12 Months Ended
Dec. 31, 2024
Reverse Recapitalization [Abstract]
Merger
4.
Merger

As discussed in Note 1 "Organization and Operations" on December 27, 2023, the Company completed the Merger. Upon the closing of the Merger, the following occurred:

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Each LGM Common Unit outstanding immediately prior to the closing of the Merger, which totaled 60,000,000 units (prior to the redemption and immediate transfer of the 70,000 shares to a third-party pursuant to the Non-Redemption Agreement as defined below), was retained by the Existing Equityholders. Additionally, an equivalent number of shares of flyExclusive Class B Common Stock, which totaled 60,000,000 (prior to the transfer of the 70,000 shares to a third-party pursuant to the Non-Redemption Agreement as defined below), were issued to the Existing Equityholders.
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Each non-redeemable share of EGA Class A common stock issued and outstanding immediately prior to the closing of the Merger, which totaled 5,624,000 shares, was exchanged for, on a one-for-one basis, shares of flyExclusive Class A Common Stock.
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Each redeemable share of EGA Class A common stock subject to possible redemption that was not redeemed prior to the closing of the Merger, which totaled 1,306,922 shares, was exchanged for, on a one-for-one basis, shares of flyExclusive Class A Common Stock.
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Each share of EGA Class B common stock held by the EGA Sponsor issued and outstanding immediately prior to the closing of the Merger, which totaled 1,000 shares, was exchanged for, on a one-for-one basis, shares of flyExclusive Class A Common Stock.
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In connection with the closing of the Merger, EGA entered into agreements (the "Warrant Exchange Agreements") with certain holders of EGA's Public Warrants (the "Warrant Holders"). Pursuant to the Warrant Exchange Agreements, the Warrant Holders agreed to exchange a total of 1,694,456 EGA Public Warrants for 372,780 shares of flyExclusive Class A Common Stock. On the Closing Date, 433,332 of these EGA Public Warrants were exchanged for 95,333 shares of flyExclusive Class A Common Stock. On the Closing Date, the remaining issued and outstanding EGA Public Warrants after the exchange of these 433,332 EGA Public Warrants pursuant to the Warrant Exchange Agreements, which totaled 7,066,668 EGA Public Warrants, each became a warrant to purchase one share of flyExclusive Class A Common Stock.
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Each Private Placement Warrant to purchase one share of EGA Class A common stock held by the EGA Sponsor on the Closing Date, which totaled 4,333,333 Private Placement Warrants, became a warrant to purchase one share of flyExclusive Class A Common Stock.
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On December 26, 2023, the underwriter in EGA's initial public offering, purchased 75,000 shares of EGA Class A common stock on behalf of LGM. The shares were purchased by the underwriter from a public stockholder that elected to reverse its redemption of 75,000 shares of EGA Class A common stock. The shares were purchased for a total purchase price of $818 ($10.90 per share) and the underwriter received reimbursement of $800 of the purchase price from EGA’s Trust Account on December 27, 2023. Simultaneously with the closing of the merger between EGA and LGM on December 27, 2023 (the “Closing”), the 75,000 shares of EGA Class A common stock were automatically exchanged for shares of flyExclusive, Inc. Class A Common Stock and 73,600 shares (out of the above-mentioned 75,000 shares) were granted to employees of LGM as compensation for services provided (the grant date for the 73,600 shares was determined to be December 27, 2023).
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In connection with the Merger, EGA, LGM, and Mr. Segrave, Jr. entered into an agreement (the “Non-Redemption Agreement”) with an unaffiliated third party pursuant to which such third party agreed not to redeem its shares of EGA Class A common stock subject to possible redemption. In exchange for agreeing not to redeem, Mr. Segrave transferred to the investor 70,000 shares of the Company’s Class A Common Stock, which were issued to Mr. Segrave upon the redemption of 70,000 LGM Common Units on the Closing Date. The redemption of 70,000 LGM Common Units immediately triggered the cancellation of 70,000 shares of flyExclusive Class B Common Stock.
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The outstanding principal balance under the Bridge Notes (as defined in Note 16, "Debt"), which, including additions to the principal balance as a result of the accumulation of paid in kind interest was $95,503 immediately prior to the closing of the Merger, was automatically converted into 9,550,274 shares of flyExclusive Class A Common Stock.

The proceeds received by the Company from the Merger, net of transaction costs, totaled $8,350.

The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, EGA was treated as the acquired company for financial reporting purposes, whereas LGM was treated as the accounting acquirer. Accordingly, for accounting purposes, the Merger was treated as the equivalent of LGM issuing shares for the net assets of EGA, accompanied by a recapitalization. The net assets of EGA were stated at historical cost with no goodwill or other intangible assets recorded, and operations prior to the Merger are those of LGM. As a result of the Merger, the Company is organized in an umbrella partnership corporation ("Up-C") structure in which substantially all of the assets of the combined company are held by LGM, and flyExclusive's only assets are its equity interests in LGM.

The following table presents the total flyExclusive Common Stock outstanding immediately after the closing of the Merger:

Number of Shares
Exchange of EGA Class A Common stock subject to possible redemption for flyExclusive Class A common stock	1,306,922
Exchange of EGA Class A common stock not subject to possible redemption held by EGA Sponsor for flyExclusive Class A common stock	5,624,000
Exchange of EGA Class B common stock held by EGA Sponsor for flyExclusive Class A common stock	1,000
Exchange of EGA public warrants for flyExclusive Class A common stock	95,333
Subtotal - Merger, net of redemptions	7,027,255
flyExclusive Class B common stock held by LGM Existing Equityholders	59,930,000
Conversion of Bridge Notes held by affiliates of EGA Sponsor into shares of flyExclusive Class A common stock	8,326,712
Conversion of Bridge Notes held by non-affiliates into shares of flyExclusive Class A common stock	1,223,562
flyExclusive Class A common stock held by third party in accordance with execution of Non-Redemption Agreement	70,000
Total - flyExclusive Class A common stock and Class B common stock outstanding as a result of Merger	76,577,529

Deferred Underwriting Fee Agreement

On December 27, 2023, in conjunction with the closing of the Merger, the Company and the underwriter entered into two agreements (the "Amended Underwriting Agreement" and the "Amended Letter Agreement") to amend the terms of the original deferred underwriting agreement (the "Underwriting Agreement"), dated May 25, 2021, and the original letter agreement (the "Letter Agreement"), dated August 1, 2022.

The Amended Underwriting Agreement changed the payment terms of the Underwriting Agreement from a payment of $7,875 to the underwriter at the closing of the Merger to a payment of $500 at the closing of the Merger and 300,000 shares of flyExclusive Class A Common Stock to be issued to the underwriter no later than five (5) days following the initial filing of a registration statement with the SEC. The Amended Underwriting Agreement includes a provision that states that if the registration statement is not deemed to be effective within sixty (60) business days of the closing of the Merger, the amount of share consideration payable to the underwriter shall increase by 50,000 shares (the "Additional Stock") of the Company's common stock per month on the first business day of each month until the registration statement is declared effective. Subsequent to December 31, 2024, the Company entered into a waiver agreement with the underwriter to waive the Additional Stock penalty if the Form S-1 is not declared effective within sixty (60) business days after the consummation of the Merger.

The Company determined the obligation to issue shares to the underwriter was a registration payment arrangement that should be accounted for under ASC 825-20-25-1, Financial Instruments - Registration Payment Arrangements, which indicates that the contingent obligation to issue additional stock should be treated as a separate unit of account.

The obligation to issue 300,000 shares meets the definition of a derivative under ASC 815. However, the obligation meets the derivative scope exception within ASC 815-40 and therefore is not accounted for as a derivative and is classified within stockholders' equity in the consolidated balance sheets. Since the obligation to issue shares is equity-classified, the Company measured the fair value of the obligation to issue shares at inception and will not remeasure the fair value at each subsequent reporting period. The Company utilized a Finnerty Put Option Model to determine the fair value of the obligation to issue shares due to the presence of a discount for lack of marketability as the shares issuable to the underwriter will not be marketable until a registration statement is declared effective. The key inputs to the valuation model to estimate the fair value of the share obligation included volatility, share price, strike price, dividend yield, and the estimated registration effectiveness date.

As of December 31, 2023, the registration payment arrangement to contingently issue 50,000 shares per month was classified as a contingent liability in accordance with ASC 825-20-30-5. The Company did not record a contingent liability on its consolidated balance sheet as it was not probable as of December 31, 2023 that any additional stock would have to be issued, as the Company determined it was probable that the registration statement will be deemed effective within sixty (60) business days of the closing of the Merger. The contingent liability was not relevant as of December 31, 2024 due to the waiver of the Additional Stock penalty as noted above.

The Amended Letter Agreement amended the timing of the one-time, $1,500 fee (the "Success Fee") payable to the underwriter from being due at the closing of the Merger to being due within sixty (60) days of the closing of the Merger, which was subsequently paid.